UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2001

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):      [ ]  is a restatement.
                                       [ ]  adds new holdings
                                            entries

Institutional Investment Manager Filing this Report:

Name:     Old National Trust Company
Address:  320 South High Street
          Muncie, IN 47305


Form 13F File Number:  28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Roxann E. Wilson
Title: Manager of Account Operations
Phone: (765) 747-7627

Signature, Place, and Date of Signing:

/s/ Roxann E. Wilson              Muncie, IN                 11/15/2001
----------------------------      -----------------------    ----------
[Signature]                       [City, State]              [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting' manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager

                             FORM 13F SUMMARY PAGE


Report Summary


Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   155

Form 13F Information Table Value Total:   $474,554
                                          (thousands)


List of Other Included Managers


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.       Form 13F File Number     Name
NONE

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
                           NAME OF REPORTING MANAGER
                           OLD NATIONAL TRUST COMPANY
                             320 SOUTH HIGH STREET
                                MUNCIE, IN 47305
                   QUARTERLY REPORT ENDING SEPTEMBER 30, 2001

                           FORM 13F INFORMATION TABLE


             COLUMN 1                COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7          COLUMN 8
--------------------------------- -------------- --------- -------- ----------------- ---------- -------- --------------------------
                                                            VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER         VOTING AUTHORITY
          NAME OF ISSUER          TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED    NONE
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- -------- --------
ADC Telecommunications, Inc.      Common         000886101     95,371  28,300         Defined               20,200             8,100
AFLAC Inc.                        Common         001055102  3,414,601 125,768         Defined              113,698            12,070
Abbott Laboratories, Inc.         Common         002824100  7,194,892 141,104         Defined              120,889            20,215
Adobe Systems Inc                 Common         00724F101  1,446,685  63,340         Defined               54,390             8,950
Air Porducts & Chem               Common         009158106    239,040   6,400           Sole                 6,400                 0
Alberto-Culver Co CL B            Common         013068101    235,575   6,130         Defined                4,130             2,000
Alcoa Inc.                        Common         013817101  1,792,161  59,245         Defined               50,140             9,105
Alltel Corp.                      Common         020039103    220,970   3,825         Defined                  650             3,175
Alltrista Corp.                   Common         020040101    772,310  65,450         Defined                7,187            58,263
American Home Products Co         Common         026609107  2,174,854  37,177         Defined               37,127                50
American Intl Group Inc.          Common         026874107 10,691,224 140,674         Defined              117,630            23,044
Anheuser-Busch Cos Inc.           Common         035229103  1,421,794  34,318         Defined               29,618             4,700
Automatic Data Processing         Common         053015103  3,316,269  74,927         Defined               60,952            13,975
Avery Dennison Corp.              Common         053611109  1,892,860  41,785         Defined               37,260             4,525
B B & T Corp.                     Common         054937107  4,425,797 122,361         Defined              111,521            10,840
BJ Services Co.                   Common         055482103    486,063  30,570         Defined               27,320             3,250
BJ Wholesale Club                 Common         05548J106  2,018,207  44,405         Defined               39,625             4,780
BP Amoco PLC SPONS ADR            Common         055622104 14,781,312 309,686         Defined              267,341            42,345
Ball Corp.                        Common         058498106 23,143,201 382,912         Defined              100,900           282,012
Bank of New York, Inc.            Common         064057102    730,541  21,925         Defined               20,400             1,525
Bank One Corp                     Common         06423A103  3,929,886 128,891           Sole               128,891                 0
Baxter International              Common         071813109  4,812,471  87,420         Defined               77,500             9,920
Bed Bath & Beyond                 Common         075896100  1,452,194  56,243         Defined               48,158             8,085
Bellsouth Corp.                   Common         079860102  5,107,790 121,759         Defined              106,349            15,410
Berkshire Hathaway, Inc.          Common         084670108    209,250       3           Sole                     3                 0
Biomet Inc                        Common         090613100  2,293,991  78,967         Defined               59,072            19,895
Brinker International Inc.        Common         109641100  1,741,841  74,661         Defined               64,061            10,600
Bristol Myers Squibb Co.          Common         110122108  1,914,219  34,305         Defined               26,255             8,050
Burlington Resources              Common         122014103    687,811  20,655         Defined               18,855             1,800
CVS Corp.                         Common         126650100  1,177,448  36,341         Defined               33,615             2,726
Cardinal Health Inc.              Common         14149Y108  5,492,923  76,132         Defined               65,265            10,867
Certegy Inc                       Common         156880106    276,653  11,075         Defined               10,900               175
Church & Dwight, Inc.             Common         171340102    205,920   7,800           Sole                 7,800                 0
Cinergy Corporation               Common         172474108    650,986  22,030         Defined               12,490             9,540
Cisco Systems                     Common         17275R102  1,610,916 143,320         Defined              136,145             7,175
Cintas Corp.                      Common         172908105    945,080  23,710         Defined               21,490             2,220
Citigroup, Inc.                   Common         172967101  6,063,429 152,080         Defined              138,633            13,447
Coca Cola Company                 Common         191216100  1,917,719  40,846         Defined               40,046               800
Colgate-Palmolive                 Common         194162103  4,314,765  74,431         Defined               73,721               710
Comcast CL A                      Common         200300200  1,011,698  28,660         Defined               27,600             1,060
Conagra Inc.                      Common         205887102    306,460  13,930         Defined               13,930                 0
Concord EFS Inc.                  Common         206197105  2,841,173  60,657         Defined               51,607             9,050
Conseco, Inc.                     Common         208464107     72,604  10,112         Defined               10,112                 0
Danaher Corp.                     Common         235851102  1,017,937  22,250         Defined               18,450             3,800
Darden Restaurants, Inc.          Common         237194105  2,493,795  96,100         Defined               85,945            10,155
Dell Computer                     Common         247025109    978,128  54,220         Defined               45,720             8,500
Dover Corp.                       Common         260003108    792,858  27,060         Defined               16,525            10,535
Dow Chemical Co.                  Common         260543103    201,104   6,350         Defined                5,550               800
Duke Energy Corp.                 Common         264399106  1,799,439  49,585         Defined               42,900             6,685
EMC Corporation                   Common         268648102  1,559,266 131,141         Defined              110,516            20,625
Electronic Data Systems Corp(new) Common         285661104  1,424,584  25,775         Defined               22,510             3,265
Emerson Electric Co.              Common         291011104    509,937  11,134         Defined                9,584             1,550
Equifax Inc.                      Common         294429105    493,770  22,650         Defined               22,300               350
Expeditors Intl Wash, Inc.        Common         302130109    774,257  16,850         Defined               14,700             2,150
Express Scripts Inc CL A          Common         302182100  2,363,319  44,100         Defined               40,150             3,950
Exxon Mobil Corp                  Common         30231G102 18,668,777 485,913         Defined              452,369            33,544
FPL Group Inc.                    Common         302571104  1,388,065  26,745         Defined               23,730             3,015
Fastenal Co.                      Common         311900104    270,500   5,000           Sole                     0             5,000
Federal Home Loan Mtg. Corp.      Common         313400301  3,878,377  60,074         Defined               59,349               725
Federal National Mtg. Assn.       Common         313586109  2,309,810  28,916         Defined               23,476             5,440
Federated Investors Inc. CL B     Common         314211103    736,083  25,470         Defined               14,295            11,175
First Merchants Corp.             Common         320817109  1,106,350  49,193         Defined               15,503            33,690
Fiserv Inc.                       Common         337738108  2,210,004  64,263         Defined               59,688             4,575
Florida Rock Industries, Inc.     Common         341140101  1,775,790  59,193         Defined               58,600               593
Franklin Resources, Inc.          Common         354613101    248,490   7,530         Defined                1,980             5,550
General Dynamics                  Common         369550108  5,721,856  63,860         Defined               56,460             7,400
General Electric Company          Common         369604103 12,959,903 360,498         Defined              328,918            31,580
Glaxo Wellcome PLC                Common         37733W105    474,018   8,498           Sole                 8,498                 0
Guidant Corp                      Common         401698105    607,970  15,585         Defined               13,110             2,475
HCA-The Healthcare Company        Common         404119109  1,007,773  22,790         Defined               20,790             2,000
Harley Davison Inc.               Common         412822108  2,061,975  53,530         Defined               44,920             8,610
Health Mgmt Associates Inc A      Common         421933102    566,771  27,420         Defined               22,245             5,175
Henry (Jack) & Associates         Common         426281101    536,053  24,355         Defined               19,290             5,065
Hewlett-Packard Co.               Common         428236103  1,266,661  78,189         Defined               57,829            20,360
Hillenbrand Industries IN         Common         431573104    600,481  11,403         Defined               11,303               100
Home Depot Inc.                   Common         437076102  4,018,779 108,910         Defined               96,398            12,512
Household international           Common         441815107  2,395,652  43,965         Defined               37,835             6,130
IMS Health Inc.                   Common         449934108    276,801  11,275         Defined                8,100             3,175
Illinois Tool Works Inc.          Common         452308109  3,166,033  62,140         Defined               53,600             8,540
Intel Corp.                       Common         458140100  6,402,414 311,553         Defined              264,226            47,327
International Business Machine    Common         459200101  4,703,850  52,265         Defined               44,055             8,210
Interpublic Group Cos Inc.        Common         460690100  3,575,050 175,851         Defined              160,351            15,500
Jefferson-Pilot                   Common         475070108  2,288,985  53,257         Defined               45,457             7,800
Johnson and Johnson               Common         478160104  7,269,920 133,442         Defined              104,097            29,345
Johnson Controls                  Common         478366107  2,316,630  37,365         Defined               31,765             5,600
Kohls Corporation                 Common         500255104  1,194,304  24,975         Defined               24,575               400
L-3 Communications Hldgs. Inc.    Common         502424104  2,772,255  31,865         Defined               30,315             1,550
Lancaster Colony Corp             Common         513847103    465,560  16,480         Defined                9,480             7,000
Legg Mason, Inc.                  Common         524901105    482,280  12,645         Defined               10,645             2,000
Lexmark Intl Group Inc Cl. A      Common         529771107    251,103   5,610         Defined                2,610             3,000
Lilly (Eli) and Co.               Common         532457108  9,942,492 124,126         Defined              108,731            15,395
Lincoln National Corp. of Indiana Common         534187109  3,251,483  72,079         Defined               41,303            30,776
Linear Technology                 Common         535678106  1,620,822  51,635         Defined               48,510             3,125
Lowes Co. Inc.                    Common         548661107  1,999,408  65,770         Defined               59,515             6,255
Lucent Technologies               Common         549463107     89,388  16,282         Defined               14,282             2,000
MBIA Inc.                         Common         55262C100  1,206,238  24,718         Defined               24,368               350
MBNA Corp                         Common         55262L100  4,304,629 148,180         Defined              135,255            12,925
Marsh & McLennan COS              Common         571748102  2,815,216  30,045         Defined               27,420             2,625
Marsh Supermarkets Inc. Cl. B     Common         571783208    999,876  73,251         Defined               73,251                 0
Marsh Supermarkets Inc. Cl. A     Common         571783307  1,240,253  84,371           Sole                84,371                 0
McDonald's Corp.                  Common         580135101  1,644,678  60,914         Defined               60,914                 0
McGraw Hill Companies Inc.        Common         580645109    217,093   3,810         Defined                1,720             2,090
Medtronic Inc.                    Common         585055106  4,166,411  97,872         Defined               79,545            18,327
Mellon Financial Corp             Common         58551A108    224,848   7,093         Defined                4,165             2,928
Merck and Co. Inc.                Common         589331107  6,307,826  95,270         Defined               81,280            13,990
Merrill Lynch & Co. Inc.          Common         590188108  2,667,873  70,560         Defined                  400            70,160
Microsoft Corp.                   Common         594918104  4,114,106  82,348         Defined               65,468            16,880
Minnesota Mining and Mfg          Common         604059105  2,870,038  29,800         Defined               26,875             2,925
Morgan Stanley, Dean Witter & Co. Common         617446448    584,227  13,185         Defined               13,185                 0
MutualFirst Financial Inc.        Common         62845B104    632,880  43,950         Defined                2,000            41,950
National City Corporation         Common         635405103  9,626,084 326,751         Defined               20,376           306,375
National Fuel and Gas Co.         Common         636180101  3,003,989 133,570         Defined              110,780            22,790
ADR Nokia Corp Sponsered Finland  Common         654902204    468,367  29,550         Defined               26,900             2,650
Nortel Networks Corp New          Common         656568102    128,835  24,540         Defined               24,440               100
Old National Bancorp              Common         680033107 10,591,211 424,838         Defined              289,598           135,240
Old Republic Int'l Corp           Common         680223104  2,792,335 110,500           Sole               110,500                 0
Paychex Inc.                      Common         704326107  7,313,893 240,747         Defined              195,422            45,325
Pepsico Inc.                      Common         713448108  5,045,888 103,209         Defined               93,484             9,725
Pfizer Inc.                       Common         717081103  7,223,290 181,718         Defined              154,971            26,747
Pharmacia Corp                    Common         71713U102    208,632   5,208         Defined                3,233             1,975
Philip Morris Cos Inc.            Common         718154107    547,820  11,180         Defined               11,180                 0
Pitney Bowes                      Common         724479100    457,581  12,010         Defined                8,235             3,775
T Rowe Price Group Inc.           Common         74144T108  1,602,075  57,115         Defined               43,065            14,050
Procter and Gamble Co.            Common         742718109  2,463,916  34,032         Defined               26,507             7,525
Royal Dutch Petroleum New York    Common         780257804    576,594  11,830         Defined                3,230             8,600
SBC Communications                Common         78387G103  5,594,816 120,969         Defined               96,269            24,700
Standard & Poors Depository       Common         78462F103  4,615,956  45,135         Defined               30,185            14,950
Safeway                           Common         786514208  1,490,720  38,720         Defined               35,780             2,940
Sara Lee Corp.                    Common         803111103  1,170,009  55,477         Defined               46,550             8,927
Schering-Plough Corp.             Common         806605101  2,377,952  64,671         Defined               53,476            11,195
Schlumberger LTD                  Common         806857108    639,108  14,726         Defined               12,101             2,625
Solectron Corp.                   Common         834182107    486,005  42,335         Defined               40,210             2,125
Southwest Airlines                Common         844741108  1,164,513  83,239         Defined               67,864            15,375
State Street Corp.                Common         857477103  1,518,949  35,382         Defined               34,957               425
Storage USA Inc.                  Common         861907103  1,067,757  27,025         Defined               24,525             2,500
Stryker Corp                      Common         863667101  1,356,163  26,035         Defined               23,935             2,100
Sun Life Financial                Common         866796105    416,307  22,144           Sole                22,144                 0
Sun Microsystems                  Common         866810104  1,422,985 179,897         Defined              164,601            15,296
Sungard Data Systems Inc.         Common         867363103  2,461,896 111,600         Defined              102,225             9,375
Synovous Financial Corp.          Common         87161C105  1,718,457  63,741         Defined               62,804               937
Sysco Corp.                       Common         871829107  6,837,666 270,050         Defined              235,275            34,775
TJX Companies, Inc.               Common         872540109  2,946,463  95,976         Defined               83,211            12,765
Target Corp                       Common         87612E106  3,504,323 111,745         Defined              100,070            11,675
Tellabs, Inc. Delaware            Common         879664100    235,283  23,790         Defined               15,490             8,300
Texaco Inc.                       Common         881694103  2,369,815  37,646         Defined               32,326             5,320
Tyco Intl LTD New                 Common         902124106  6,704,758 149,827         Defined              133,842            15,985
US Bancorp                        Common         902973304  3,616,096 165,194         Defined              145,044            20,150
United Technologies Corp.         Common         913017109  2,519,746  55,685         Defined               48,760             6,925
Vectren Corp.                     Common         92240G101  1,933,862  86,565         Defined               86,565                 0
Verizon Communications Inc.       Common         92343V104  2,841,657  53,016         Defined               49,341             3,675
Wachovia Corp.                    Common         929903102    216,650   7,000         Defined                7,000                 0
Wal-Mart Stores Inc.              Common         931142103  1,045,092  21,160         Defined               20,160             1,000
Walgreen Company                  Common         931422109  5,624,654 165,431         Defined              145,606            19,825
Weyerhaeuser Co.                  Common         962166104    405,641   8,585         Defined                6,055             2,530
Willamette Ind., Inc.             Common         969133107    385,982   9,050         Defined                3,050             6,000

GRAND TOTAL                                               415,554,247

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